July 3, 2013

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Harris Associates Investment Trust
1933 Act Registration No. 33-38953
1940 Act Registration No. 811-06279

Ladies and Gentlemen:

On behalf of Harris Associates Investment Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended, and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing an XBRL interactive data file for the Trust, relating to the supplement filed on June 17, 2013 pursuant to Rule 497(e), to the Prospectus of the Trust.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (312) 621-0669.

Very Truly Yours,

HARRIS ASSOCIATES INVESTMENT TRUST

/s/ Richard J. Gorman
Richard J. Gorman
Vice President